LEASES (Details 5) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
LEASES:
2021	$ 247,805
2022	21,456
Total undiscounted lease payments	269,261
Less imputed interest	(31,473)
Total lease cost	$ 237,788	$ 373,705